Customers and Other Financing and Non-Financing Receivables (Tables)	3 Months Ended
Mar. 31, 2026
Trade and other receivables [abstract]
Summary of Accounts Receivable and Other Receivables
A.    Customers

	March 31,		December 31,
	2026		2025
Domestic customers	Ps.	101,226,917	Ps.	90,666,378
Export customers	38,681,126		21,328,100
Total customers, net(1)	Ps.	139,908,043	Ps.	111,994,478

(1) As of March 31, 2026 and December 31, 2025, total customers include impairment of Ps.(38,387,449) and Ps. (37,328,647), respectively. For the three-month period ended March 31, 2026 and the twelve-month period ended December 31, 2025, the impairment charge was Ps.(1,058,799) and Ps. (12,931,983), respectively.

Summary of Other Accounts Receivable
B.    Other financing and non-financing receivables

	March 31,		December 31,
	2026		2025
Other financing receivables:
Sundry debtors (1)	Ps.	18,746,850	Ps.	18,378,494
Employees and officers	5,519,156		5,342,168
Total other financing receivables	Ps.	24,266,006	Ps.	23,720,662
Other non-financing receivables:
Taxes to be recovered and prepaid taxes	Ps.	38,560,135	Ps.	46,811,990
Special Tax on Production and Services	8,854,856		12,951,835
Other accounts receivable	5,444,050		4,706,004
Total other non-financing receivables	Ps.	52,859,041	Ps.	64,469,829
(1)Includes Ps.(5,431,945) and Ps. (5,466,747) of impairment, as of March 31, 2026 and December 31, 2025, respectively.